Note 4 - Fair Value (Details Textual) $ in Millions	Jul. 01, 2023 USD ($)
Progressive Care [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-Lived Intangible Assets, Fair Value Disclosure	$ 14.7